Acquisitions, Goodwill and Intangible Assets (Details1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	$ 5,177	$ 3,168	$ 3,267
Specialist isotopes and related services [Member]
Goodwill [Line Items]
Goodwill	$ 5,177	$ 3,168